CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[2]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 964	$ 1,108	[1]	$ 1,154	[1]
Bank overdraft	(9)	(2)	[1]	0	[1]
Per the statement of cash flows	955	1,106	[2]	1,154	[2]	$ 1,330
Cash and deposits on call	964	870		712
Money market instruments	$ 0	$ 238		$ 442

[1]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[2]	The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method. Refer to note 1.3.2.